Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 37,025,508	$ 762,114,551	$ 503,712,031	$ 807,020,214
Total export sales	35,394,410	728,540,828	445,234,329	585,842,291
Services income	241,613	4,973,241	4,715,484	9,108,680
Total sales	$ 72,661,531	1,495,628,620	953,661,844	1,401,971,185
United States [member]
Disclosure of operating segments [line items]
Total export sales		503,358,963	304,344,028	372,134,617
Canada, Central and South America [member]
Disclosure of operating segments [line items]
Total export sales		2,888,992	2,105,703	3,102,066
Europe [member]
Disclosure of operating segments [line items]
Total export sales		69,011,487	45,254,008	131,498,445
Other [member]
Disclosure of operating segments [line items]
Total export sales		$ 153,281,386	$ 93,530,590	$ 79,107,163